SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense in Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component of income before provision for income taxes:
Stock-based compensation expense	$ 7,540	$ 4,684	$ 2,782
Cost of goods [Member]
Component of income before provision for income taxes:
Stock-based compensation expense	2,214	753	597
Research and development, net [Member]
Component of income before provision for income taxes:
Stock-based compensation expense	1,905	1,034	527
Selling, general and administrative [Member]
Component of income before provision for income taxes:
Stock-based compensation expense	$ 3,421	$ 2,897	$ 1,658